Leases (Details)	12 Months Ended
	Dec. 28, 2024 USD ($)	Dec. 31, 2024	Dec. 30, 2023 USD ($)
Leases [Line Items]
Office Leases Initial Term	12 years
Operating Lease Number Of Options To Renew	1
Minimum [Member]
Leases [Line Items]
Accumulated amortization (in Dollars)	$ 40,962		$ 42,491
Minimum [Member] | Operating Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term		1 year
Minimum [Member] | Finance Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term		4 years
Maximum [Member]
Leases [Line Items]
Accumulated amortization (in Dollars)	$ 7,755		$ 6,210
Maximum [Member] | Operating Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term		20 years
Maximum [Member] | Finance Lease Agreements [Member]
Leases [Line Items]
Operating lease agreements term		5 years